Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the Former VIEs

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the former VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the former VIEs:

As of December 31, 2022
(in thousands of US$)
Cash and cash equivalents	1,951
Accounts receivable, net	474
Amounts due from subsidiaries	12,766
Property and equipment and intangible assets	775
Others	5,536
Total assets	21,502
Short term borrowings	574
Amounts due to parent and subsidiaries	60,029
Accounts payable, accrued expenses and other liabilities	12,690
Contract liabilities	62
Others	80
Total liabilities	73,435
Total shareholders’ deficit	(51,933)

As of December 31, 2022
(in thousands of US$)
Revenue (note a)	30,371
Net loss (note a)	(4,349)
Net cash generated from operating activities	858
Net cash used in investing activities	(430)
Net cash generated from financing activities	1,230

Schedule of Cash and Cash Equivalents

Cash, and cash equivalents as reported in the consolidated statement of cash flows are presented on the consolidated balance sheet as follows:

	December 31,	December 31,
(In thousands)	2023	2024
Cash and cash equivalents	23,371	30,057

Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives

Depreciation is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Schedule of Amortization of Finite-Lived Intangible Assets over the Estimated Useful Lives

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Trademarks	10 years
Software	10 years
Licensed copyrights	10 years